Offsetting, enforceable master netting arrangements and similar agreements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Offsetting, enforceable master netting arrangements and similar agreements

50 Offsetting, enforceable master netting arrangements and similar agreements

The following table includes financial instruments that are set off in the statement of financial position. In addition, it includes financial instruments that are subject to a legally enforceable master netting arrangement or similar agreements, not set off in the financial statements. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off, associated with the entity’s recognized financial assets and recognized financial liabilities.

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral received (excluding surplus collateral)
2018
Derivatives	7,650	-	7,650	4,840	2,689	120
At December 31	7,650	-	7,650	4,840	2,689	120

2017
Derivatives	5,823	-	5,823	4,973	821	30
At December 31	5,823	-	5,823	4,973	821	30

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral pledged (excluding surplus collateral)
2018
Derivatives	4,734	-	4,734	4,705	7	22
At December 31	4,734	-	4,734	4,705	7	22

2017
Derivatives	5,185	-	5,185	5,145	2	38
At December 31	5,185	-	5,185	5,145	2	38

Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis, or to realize the asset and settle the liability simultaneously.

As shown in the second column there are no financial assets and liabilities offset in 2018 and 2017.

The line Derivatives includes derivatives for general account and for account of policyholder.

Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and in ISDA master netting agreements for each of the Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivative, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as intermediary.